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                            RULE 497(j) CERTIFICATION


         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectuses that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 32 filed on March 13, 2000 and effective on the same date pursuant to Rule 485(b):

         1. Prospectus, dated March 13, 2000, relating to the AmSouth Funds' Class A Shares, Class B Shares, and Trust Shares; and
         2. Prospectus, dated March 13, 2000, relating to the AmSouth Funds' Money Market Funds.

The text of Post-Effective Amendment No. 32 was filed electronically.


                                         AmSouth Funds
                                         Registrant


                                         *
                                         -------------------------------------
                                         John F. Calvano
                                         President


                                         *By /s/ Alan G. Priest
                                         -------------------------------------
                                         Alan G. Priest
                                         Attorney in Fact

March 22, 2000